Loans, allowance for loan losses and credit quality (Details) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 BusinessDivision portfolio	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans
Number of portfolio segments	2
Number of Business Divisions	2
Gross loans	273,421	248,014
of which held at amortized cost	250,508	228,557	223,204
of which held at fair value	22,913	19,457
Net (unearned income)/deferred expenses	(112)	(91)
allowance for loan losses	(758)	(869)	(922)	(910)
Net loans	272,551	247,054
Impaired loan portfolio
Non-performing loans	753	862
Non-interest-earning loans	279	281
Total non-performing and non-interest-earning loans	1,032	1,143
Restructured loans	171	6
Potential problem loans	187	340
Total other impaired loans	358	346
Gross impaired loans	1,390	1,489
Foreign
Loans
Gross loans	117,654	96,022
Switzerland
Loans
Gross loans	155,767	151,992
Corporate and institutional
Loans
Gross loans	130,478	115,533
of which held at amortized cost	107,582	96,087	97,080
allowance for loan losses	(507)	(602)	(634)	(621)
Impaired loan portfolio
Non-performing loans	328	431
Non-interest-earning loans	168	192
Total non-performing and non-interest-earning loans	496	623
Restructured loans	167	6
Potential problem loans	145	291
Total other impaired loans	312	297
Gross impaired loans	808	920
Real estate
Loans
Gross loans	29,198	27,312
of which held at amortized cost	28,175	26,866
Impaired loan portfolio
Non-performing loans	50	53
Non-interest-earning loans	16	15
Total non-performing and non-interest-earning loans	66	68
Restructured loans	0	0
Potential problem loans	9	5
Total other impaired loans	9	5
Gross impaired loans	75	73
Commercial and industrial loans
Loans
Gross loans	75,046	63,334
of which held at amortized cost	63,376	51,723
Impaired loan portfolio
Non-performing loans	190	307
Non-interest-earning loans	116	144
Total non-performing and non-interest-earning loans	306	451
Restructured loans	167	6
Potential problem loans	133	258
Total other impaired loans	300	264
Gross impaired loans	606	715
Financial institutions
Loans
Gross loans	22,343	21,840
of which held at amortized cost	14,623	16,034
Impaired loan portfolio
Non-performing loans	88	71
Non-interest-earning loans	36	33
Total non-performing and non-interest-earning loans	124	104
Restructured loans	0	0
Potential problem loans	3	28
Total other impaired loans	3	28
Gross impaired loans	127	132
Governments and public institutions
Loans
Gross loans	3,891	3,047
of which held at amortized cost	1,408	1,464
Consumer
Loans
Gross loans	142,943	132,481
of which held at amortized cost	142,926	132,470	126,124
allowance for loan losses	(251)	(267)	(288)	(289)
Impaired loan portfolio
Non-performing loans	425	431
Non-interest-earning loans	111	89
Total non-performing and non-interest-earning loans	536	520
Restructured loans	4	0
Potential problem loans	42	49
Total other impaired loans	46	49
Gross impaired loans	582	569
Mortgages
Loans
Gross loans	98,802	94,978
of which held at amortized cost	98,802	94,978
Impaired loan portfolio
Non-performing loans	189	167
Non-interest-earning loans	19	13
Total non-performing and non-interest-earning loans	208	180
Restructured loans	4	0
Potential problem loans	39	45
Total other impaired loans	43	45
Gross impaired loans	251	225
Loans collateralized by securities
Loans
Gross loans	39,818	31,565
of which held at amortized cost	39,818	31,565
Impaired loan portfolio
Non-performing loans	11	20
Non-interest-earning loans	75	71
Total non-performing and non-interest-earning loans	86	91
Restructured loans	0	0
Potential problem loans	2	4
Total other impaired loans	2	4
Gross impaired loans	88	95
Consumer finance
Loans
Gross loans	4,323	5,938
of which held at amortized cost	4,306	5,927
Impaired loan portfolio
Non-performing loans	225	244
Non-interest-earning loans	17	5
Total non-performing and non-interest-earning loans	242	249
Restructured loans	0	0
Potential problem loans	1	0
Total other impaired loans	1	0
Gross impaired loans	243	249
Bank
Loans
Gross loans	256,691	231,997
of which held at amortized cost	233,778	212,540	207,613
of which held at fair value	22,913	19,457
Net (unearned income)/deferred expenses	(166)	(149)
allowance for loan losses	(597)	(691)	(721)	(722)
Net loans	255,928	231,157
Impaired loan portfolio
Non-performing loans	564	659
Non-interest-earning loans	257	255
Total non-performing and non-interest-earning loans	821	914
Restructured loans	171	6
Potential problem loans	140	274
Total other impaired loans	311	280
Gross impaired loans	1,132	1,194
Bank | Foreign
Loans
Gross loans	117,480	96,184
Bank | Switzerland
Loans
Gross loans	139,211	135,813
Bank | Corporate and institutional
Loans
Gross loans	130,870	116,385
of which held at amortized cost	107,974	96,939	98,118
allowance for loan losses	(466)	(557)	(578)	(563)
Impaired loan portfolio
Non-performing loans	309	414
Non-interest-earning loans	148	172
Total non-performing and non-interest-earning loans	457	586
Restructured loans	167	6
Potential problem loans	115	248
Total other impaired loans	282	254
Gross impaired loans	739	840
Bank | Real estate
Loans
Gross loans	26,279	24,673
of which held at amortized cost	25,256	24,227
Impaired loan portfolio
Non-performing loans	49	52
Non-interest-earning loans	15	13
Total non-performing and non-interest-earning loans	64	65
Restructured loans	0	0
Potential problem loans	9	5
Total other impaired loans	9	5
Gross impaired loans	73	70
Bank | Commercial and industrial loans
Loans
Gross loans	72,191	60,375
of which held at amortized cost	60,521	48,765
Impaired loan portfolio
Non-performing loans	172	291
Non-interest-earning loans	98	126
Total non-performing and non-interest-earning loans	270	417
Restructured loans	167	6
Potential problem loans	103	215
Total other impaired loans	270	221
Gross impaired loans	540	638
Bank | Financial institutions
Loans
Gross loans	28,654	28,473
of which held at amortized cost	20,934	22,666
Impaired loan portfolio
Non-performing loans	88	71
Non-interest-earning loans	35	33
Total non-performing and non-interest-earning loans	123	104
Restructured loans	0	0
Potential problem loans	3	28
Total other impaired loans	3	28
Gross impaired loans	126	132
Bank | Governments and public institutions
Loans
Gross loans	3,746	2,864
of which held at amortized cost	1,263	1,281
Bank | Consumer
Loans
Gross loans	125,821	115,612
of which held at amortized cost	125,804	115,601	109,495
allowance for loan losses	(131)	(134)	(143)	(159)
Impaired loan portfolio
Non-performing loans	255	245
Non-interest-earning loans	109	83
Total non-performing and non-interest-earning loans	364	328
Restructured loans	4	0
Potential problem loans	25	26
Total other impaired loans	29	26
Gross impaired loans	393	354
Bank | Mortgages
Loans
Gross loans	84,527	81,115
of which held at amortized cost	84,527	81,115
Impaired loan portfolio
Non-performing loans	166	144
Non-interest-earning loans	17	7
Total non-performing and non-interest-earning loans	183	151
Restructured loans	4	0
Potential problem loans	23	21
Total other impaired loans	27	21
Gross impaired loans	210	172
Bank | Loans collateralized by securities
Loans
Gross loans	39,712	31,472
of which held at amortized cost	39,712	31,472
Impaired loan portfolio
Non-performing loans	11	20
Non-interest-earning loans	75	71
Total non-performing and non-interest-earning loans	86	91
Restructured loans	0	0
Potential problem loans	2	5
Total other impaired loans	2	5
Gross impaired loans	88	96
Bank | Consumer finance
Loans
Gross loans	1,582	3,025
of which held at amortized cost	1,565	3,014
Impaired loan portfolio
Non-performing loans	78	81
Non-interest-earning loans	17	5
Total non-performing and non-interest-earning loans	95	86
Restructured loans	0	0
Potential problem loans	0	0
Total other impaired loans	0	0
Gross impaired loans	95	86